Other income (Tables)	12 Months Ended
Jun. 30, 2023
Other income
Summary of other income

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Tax refund	1,279	3,231	2,660
Government grants (Note (i))	46,587	16,663	8,807
Income from depositary bank (Note (ii))	4,274	6,037	6,468
	52,140	25,931	17,935

Notes:

(i)	Government grants mainly represented unconditional cash awards granted by the local authorities in the PRC. During the year ended June 30, 2022, government grants also included subsidies obtained by the subsidiaries in the U.S. under the Paycheck Protection Program Rule with an aggregated amount of USD1,320,000 (equivalent to RMB8,548,000).
(ii)	The Company received an initial payment of USD4,690,000 (equivalent to RMB30,995,000) from depositary bank in December 2020, in connection with the establishment and maintenance of depositary receipt. The amount was amortized using the straight-line method over a five-year arrangement period.